Business combination - Revenue and profit contribution - View Foundation (Details) - View Foundation - CNY (¥)	4 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019
Disclosure of detailed information about business combination
Revenue contribution	¥ 33,615,000
Net loss contribution	¥ 8,225,000
Incremental consolidated pro-forma revenue		¥ 86,692,000
Incremental consolidated pro-forma net loss		¥ (5,528,000)